Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (Details Narrative) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Loans held for sale	$ 9,409	$ 9,048
Loan Servicing Rights Member [Member]
Principal balance of underlying loan servicing rights	67,300	65,400
Loans Notes and Certificates [Member]
Held-for-sale, principal	26,600	27,900
Loans held for sale	$ 24,800	$ 25,900
Nonaccrual policy	120 days